INCOME TAXES (Details 3) - USD ($) $ in Thousands	Sep. 30, 2023	Sep. 30, 2022
IfrsStatementLineItems [Line Items]
Pre-tax loss	$ (12,143)	$ (7,815)
Share-based compensation expense for financial statement purposes for which no benefit was taken	1,338
Losses not subject to tax	7,230	4,588
Utilization of losses not previously benefitted	(186)	20
Taxable income (loss)	(3,761)	(3,207)
United State [Member]
IfrsStatementLineItems [Line Items]
Pre-tax loss	(1,146)	(20)
Share-based compensation expense for financial statement purposes for which no benefit was taken	1,338
Losses not subject to tax	41
Utilization of losses not previously benefitted	(186)	20
Taxable income (loss)	47
B V I [Member]
IfrsStatementLineItems [Line Items]
Pre-tax loss	(7,189)	(4,588)
Share-based compensation expense for financial statement purposes for which no benefit was taken
Losses not subject to tax	7,189	4,588
Utilization of losses not previously benefitted
Taxable income (loss)
Country Of United Kingdom [Member]
IfrsStatementLineItems [Line Items]
Pre-tax loss	(3,808)	(3,207)
Share-based compensation expense for financial statement purposes for which no benefit was taken
Losses not subject to tax
Utilization of losses not previously benefitted
Taxable income (loss)	$ (3,808)	$ (3,207)